UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended March 30, 2001

If amended report check here: |X| Amendment Number: 1


This Amendment (Check only one): |_| is a restatement
                                 |X| adds new holding entries.

Gagnon Securities LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Neil Gagnon                         Manager                     (212) 554-5000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /s/ Neil Gagnon
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY 05/14/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          ------------

Form 13F Information Table Entry Total:             58
                                          ------------

Form 13F Information Table Value Total:   $    112,593
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                   Title of                 VALUE    SHARES/  SH   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
Name of Issuer      Class        Cusip     (x$1000)  PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP            COM         001957109    312     14,678 SH             SOLE      N/A                        NONE

AMERICAN HOME PRODS  COM         026609107    235      4,000 SH             SOLE      N/A                        NONE
CIRO
ARROW INTL INC       COM         042764100  7,714    204,355 SH             SOLE      N/A                        NONE

AVAX TECHNOLOGIES    COM PAR     053495305     83    106,720 SH             SOLE      N/A                        NONE
INC                  $0.004
AVID TECHNOLOGY INC  COM         05367P100  2,917    218,135 SH             SOLE      N/A                        NONE

BANK OF AMERICA      COM         060505104    940     17,169 SH             SOLE      N/A                        NONE
CORPORATION
BANK OF NEW YORK INC COM         064057102  1,496     30,400 SH             SOLE      N/A                        NONE

BELLSOUTH CORP       COM         079860102    178      4,356 SH             SOLE      N/A                        NONE

BRISTOL MYERS        COM         110122108  3,366     56,672 SH             SOLE      N/A                        NONE
SQUIBB CO
CARDIODYNAMICS INTL  COM         141597104  1,431    394,775 SH             SOLE      N/A                        NONE
CORP
CHUBB CORP           COM         171232101  1,651     22,800 SH             SOLE      N/A                        NONE

CITIGROUP INC        COM         172967101  1,236     27,500 SH             SOLE      N/A                        NONE

COCA COLA CO         COM         191216100    216      4,800 SH             SOLE      N/A                        NONE

CORE INC MASS        COM         21867P102    978    206,027 SH             SOLE      N/A                        NONE

CORRECTIONAL SVCS    COM         219921103  1,313    609,103 SH             SOLE      N/A                        NONE
CORP
CORRECTIONS CORP OF  COM         22025Y100  2,505  3,131,262 SH             SOLE      N/A                        NONE
AMER
CORRECTIONS CORP OF  PF B        22025Y308    275     29,439 SH             SOLE      N/A                        NONE
AMER
DU PONT E I DE       COM         263434109    169      4,160 SH             SOLE      N/A                        NONE
NEMOURS & CO
ELECSYS CORP         COM         00949N103    904    698,097 SH             SOLE      N/A                        NONE

EXULT INC DEL        COM         302284104  3,407    357,539 SH             SOLE      N/A                        NONE

FEDERAL NATL MTG     COM         313586109  7,920     99,500 SH             SOLE      N/A                        NONE
ASSN
GENERAL ELEC CO      COM         369604103    653     15,600 SH             SOLE      N/A                        NONE

HOME DEPOT INC       COM         437076102 10,829    251,254 SH             SOLE      N/A                        NONE

IMPATH INC           COM         45255G101 11,173    168,020 SH             SOLE      N/A                        NONE

INTUITIVE SURGICAL   COM         46120E107  1,084    127,500 SH             SOLE      N/A                        NONE
INC
J P MORGAN CHASE &   COM         46625H100    103      2,304 SH             SOLE      N/A                        NONE
CO
JOHNSON & JOHNSON    COM         478160104    384      4,400 SH             SOLE      N/A                        NONE

LOCKHEED MARTIN CORP COM         539830109    256      7,200 SH             SOLE      N/A                        NONE

LUCENT TECHNOLOGIES  COM         549463107    112     11,292 SH             SOLE      N/A                        NONE
INC
MCDONALDS CORP       COM         580135101    339     12,800 SH             SOLE      N/A                        NONE

MERCK & CO INC       COM         589331107    273      3,600 SH             SOLE      N/A                        NONE

MOLEX INC            COM         608554101    320      9,096 SH             SOLE      N/A                        NONE

MOLEX INC            CL A        608554200    233      8,384 SH             SOLE      N/A                        NONE

NUCOR CORP           COM         670346105    149      3,720 SH             SOLE      N/A                        NONE

OTTER TAIL PWR CO    COM         689648103    112      4,000 SH             SOLE      N/A                        NONE

PLX TECHNOLOGY INC   COM         693417107  1,755    211,117 SH             SOLE      N/A                        NONE

PALL CORP            COM         696429307    762     34,800 SH             SOLE      N/A                        NONE

PER SE TECHNOLOGIES  COM NEW     713569309    320        542 SH             SOLE      N/A                        NONE
INC
PEREGRIN SYSTEMS INC COM         71366Q101  3,127    158,330 SH             SOLE      N/A                        NONE

PEPSICO INC          COM         713448108    395      9,000 SH             SOLE      N/A                        NONE

PETROQUEST ENERGY    COM         716748108  4,241    997,865 SH             SOLE      N/A                        NONE
INC
PONTOTOC PRODTN INC  COM         732763107  4,135    441,080 SH             SOLE      N/A                        NONE

PROCTOR & GAMBLE CO  COM         742718109  2,541     40,600 SH             SOLE      N/A                        NONE

QWEST COMMUNICATINS  COM         749121109    141      4,042 SH             SOLE      N/A                        NONE
INTL INC
SBC COMMUNICATIONS   COM         78387G103    275      6,163 SH             SOLE      N/A                        NONE
INC
SERENA SOFTWARE INC  COM         817492101  4,940    144,305 SH             SOLE      N/A                        NONE

STERICYCLE INC       COM         858912108  4,978    130,580 SH             SOLE      N/A                        NONE

SYMYX TECHNOLOGIES   COM         87155S108  4,502    125,068 SH             SOLE      N/A                        NONE

TECO ENERGY INC      COM         872375100    119      4,000 SH             SOLE      N/A                        NONE

USX MARATHON GROUP   COM         902905827    142      5,278 SH             SOLE      N/A                        NONE

UROLOGIX INC         COM         917273104  3,920    287,740 SH             SOLE      N/A                        NONE

VALUE CITY DEPT      COM         920387107  1,754    334,035 SH             SOLE      N/A                        NONE
STORES INC
VERIZON              COM         92343V104    287      5,834 SH             SOLE      N/A                        NONE
COMMUNICATIONS
VERMONT TEDDY BEAR   COM         92427X109    972    250,950 SH             SOLE      N/A                        NONE
INC
VIACOM INC           CL B        925524308    360      8,204 SH             SOLE      N/A                        NONE

WAL MART STORES INC  COM         931142103    242      4,800 SH             SOLE      N/A                        NONE

WEBSENSE INC         COM         947684106  2,460    169,645 SH             SOLE      N/A                        NONE

WELLS FARGO & CO NEW COM         949746101  4,959    100,250 SH             SOLE      N/A                        NONE